Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Global Small Cap VIP

	Shares	Value ($)
Common Stocks 90.1%
Austria 1.4%
Lenzing AG	3,467	193,099
Wienerberger AG	34,903	551,358
(Cost $1,341,795)		744,457
Bermuda 0.7%
Lazard Ltd. "A" (a) (Cost $356,254)	16,265	383,203
Canada 2.9%
First Quantum Minerals Ltd.	17,977	91,846
Linamar Corp.	12,569	260,168
Pan American Silver Corp.	16,342	235,149
Quebecor, Inc. "B"	39,795	879,715
(Cost $1,630,801)		1,466,878
France 1.4%
Alten SA	3,084	220,503
SMCP SA 144A*	24,421	103,819
SPIE SA (b)	37,270	372,288
(Cost $1,916,812)		696,610
Germany 4.1%
Deutz AG	77,387	284,959
PATRIZIA AG	58,647	1,352,678
United Internet AG (Registered)	16,617	485,932
(Cost $1,392,657)		2,123,569
Hong Kong 0.6%
Techtronic Industries Co., Ltd. (Cost $58,410)	48,041	309,368
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $209,099)	7,785	334,599
Ireland 1.4%
Avadel Pharmaceuticals PLC (ADR)* (b)	29,655	235,461
Dalata Hotel Group PLC	104,889	285,108
Ryanair Holdings PLC*	21,445	214,433
(Cost $890,124)		735,002
Italy 2.5%
Buzzi Unicem SpA	40,866	746,201
Cerved Group SpA	23,914	143,686
Moncler SpA	10,749	420,574
(Cost $1,414,344)		1,310,461
Japan 10.8%
Ai Holdings Corp.	34,117	418,543
Anicom Holdings, Inc.	23,200	773,159
BML, Inc.	27,700	746,635
Daikyonishikawa Corp.	39,500	179,684
Kura Sushi, Inc.	4,800	179,111
Kusuri No Aoki Holdings Co., Ltd.	12,458	1,038,032
Optex Group Co., Ltd.	17,000	156,766
Sawai Pharmaceutical Co., Ltd.	12,000	640,032
Syuppin Co., Ltd.	49,200	288,500
Topcon Corp.	26,500	196,486
UT Group Co., Ltd.*	25,024	255,151
Zenkoku Hosho Co., Ltd.	22,400	701,032
(Cost $4,850,032)		5,573,131
Korea 0.6%
i-SENS, Inc. (Cost $569,030)	18,843	312,109
Luxembourg 1.5%
B&M European Value Retail SA (Cost $1,049,420)	233,639	793,822
Spain 1.4%
Talgo SA 144A* (Cost $769,471)	154,313	696,215
Sweden 1.2%
Nobina AB 144A (Cost $485,067)	110,870	604,327
Switzerland 0.6%
Landis & Gyr Group AG (Cost $366,154)	4,139	285,253
United Kingdom 5.0%
Arrow Global Group PLC	95,792	127,180
Clinigen Healthcare Ltd.*	36,498	244,462
Domino's Pizza Group PLC	106,754	375,262
Electrocomponents PLC	132,047	841,526
Johnson Service Group PLC	255,682	328,600
Scapa Group PLC (b)	249,121	345,022
Ultra Electronics Holdings PLC	13,329	331,262
(Cost $3,013,144)		2,593,314
United States 53.3%
Advanced Disposal Services, Inc.*	19,649	644,487
Affiliated Managers Group, Inc.	4,203	248,565
Agilysys, Inc.*	13,712	228,990
Americold Realty Trust (REIT)	26,801	912,306
Amicus Therapeutics, Inc.*	13,338	123,243
Arena Pharmaceuticals, Inc.*	8,271	347,382
Blucora, Inc.*	8,810	106,160
Cabot Microelectronics Corp.	3,793	432,933
Cardiovascular Systems, Inc.*	16,253	572,268
Casey's General Stores, Inc.	6,638	879,469
Chart Industries, Inc.*	10,311	298,813
Cleveland-Cliffs, Inc. (b)	46,669	184,343
Contango Oil & Gas Co.*	121,886	182,829
Cornerstone OnDemand, Inc.*	11,453	363,633
Dril-Quip, Inc.*	6,783	206,881
Ducommun, Inc.*	26,024	646,696
EastGroup Properties, Inc. (REIT)	4,060	424,189
Envestnet, Inc.*	9,277	498,917
Essential Properties Realty Trust, Inc. (REIT)	26,858	350,765
Five9, Inc.*	15,657	1,197,134
Four Corners Property Trust, Inc. (REIT)	27,967	523,263
Fox Factory Holding Corp.*	12,182	511,644
Green Dot Corp. "A"*	5,528	140,356
H&E Equipment Services, Inc.	14,014	205,726
Heron Therapeutics, Inc.*	19,877	233,356
Hillenbrand, Inc.	10,258	196,030
Hudson Pacific Properties, Inc. (REIT)	21,914	555,739
Hyster-Yale Materials Handling, Inc.	10,133	406,232
Inphi Corp.*	12,756	1,009,892
iRhythm Technologies, Inc.*	3,926	319,380
Jack in the Box, Inc.	5,411	189,656
Jefferies Financial Group, Inc.	28,273	386,492
Lumentum Holdings, Inc.*	8,748	644,728
Masonite International Corp.*	7,831	371,581
Mistras Group, Inc.*	3,278	13,964
Molina Healthcare, Inc.*	4,652	649,931
National Storage Affiliates Trust (REIT)	29,978	887,349
Neurocrine Biosciences, Inc.*	11,283	976,544
Option Care Health, Inc.*	29,553	279,867
Pacira BioSciences, Inc.*	12,803	429,285
Physicians Realty Trust (REIT)	43,944	612,579
PNM Resources, Inc.	10,996	417,848
Providence Service Corp.*	14,901	817,767
QAD, Inc. "A"	17,187	686,277
QTS Realty Trust, Inc. "A", (REIT)	9,867	572,385
Quidel Corp.*	1,251	122,360
Retrophin, Inc.*	26,114	381,003
Rush Enterprises, Inc. "A"	34,541	1,102,549
SEACOR Marine Holdings, Inc.*	18,572	81,345
Sinclair Broadcast Group, Inc. "A"	15,935	256,235
South State Corp.	12,960	761,141
Synovus Financial Corp.	22,074	387,619
Tandem Diabetes Care, Inc.*	3,297	212,162
Tenneco, Inc. "A"	14,372	51,739
Thermon Group Holdings, Inc.*	37,080	558,796
Titan Machinery, Inc.*	33,491	291,037
TopBuild Corp.*	6,429	460,574
Trinseo SA	3,023	54,747
TriState Capital Holdings, Inc.*	27,098	262,038
Varonis Systems, Inc.*	10,791	687,063
WEX, Inc.*	2,214	231,474
YETI Holdings, Inc.*	21,295	415,678
Zions Bancorp. NA	10,965	293,423
(Cost $28,322,152)		27,498,857
Total Common Stocks (Cost $48,634,766)		46,461,175
Convertible Preferred Stocks 0.5%
United States
Providence Service Corp. (c) (Cost $196,900)	1,969	270,960
Exchange-Traded Funds 1.5%
United States
iShares Russell 2000 ETF (b) (Cost $990,476)	6,798	778,099
Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e) (Cost $1,342,838)	1,342,838	1,342,838
Cash Equivalents 7.7%
DWS Central Cash Management Government Fund, 0.32% (d) (Cost $3,949,936)	3,949,936	3,949,936
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,114,916)	102.4	52,803,008
Other Assets and Liabilities, Net	(2.4)	(1,226,852)
Net Assets	100.0	51,576,156

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e)
1,799,761	—	456,923 (f)	—	—	10,312	—	1,342,838	1,342,838
Cash Equivalents 7.7%
DWS Central Cash Management Government Fund, 0.32% (d)
3,272,911	2,495,338	1,818,313	—	—	11,574	—	3,949,936	3,949,936
5,072,672	2,495,338	2,275,236	—	—	21,886	—	5,292,774	5,292,774

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $1,155,930, which is 2.2% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $125,106.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2020 the DWS Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	8,434,717	18%
Industrials	8,132,514	17%
Health Care	7,914,207	17%
Real Estate	6,191,253	13%
Financials	4,714,054	10%
Consumer Discretionary	4,515,339	10%
Materials	2,401,765	5%
Consumer Staples	1,917,501	4%
Communication Services	1,621,882	4%
Energy	471,055	1%
Utilities	417,848	1%
Total	46,732,135	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$744,457	$—	$744,457
Bermuda	383,203	—	—	383,203
Canada	1,466,878	—	—	1,466,878
France	—	696,610	—	696,610
Germany	—	2,123,569	—	2,123,569
Hong Kong	—	309,368	—	309,368
India	334,599	—	—	334,599
Ireland	235,461	499,541	—	735,002
Italy	—	1,310,461	—	1,310,461
Japan	—	5,573,131	—	5,573,131
Korea	—	312,109	—	312,109
Luxembourg	—	793,822	—	793,822
Spain	—	696,215	—	696,215
Sweden	—	604,327	—	604,327
Switzerland	—	285,253	—	285,253
United Kingdom	—	2,593,314	—	2,593,314
United States	27,498,857	—	—	27,498,857
Convertible Preferred Stocks	—	—	270,960	270,960
Exchange-Traded Funds	778,099	—	—	778,099
Short-Term Investments (g)	5,292,774	—	—	5,292,774
Total	$35,989,871	$16,542,177	$270,960	$52,803,008

(g)	See Investment Portfolio for additional detailed categorizations.